Equity - Summary of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 99,499	$ 78,303
Share-based payments reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	126,504	106,842	$ 101,367
Investment revaluation reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(912)	(1,286)	(543)
Foreign currency translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(39,062)	(40,222)	(40,273)
Warrants reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 12,969	$ 12,969	$ 12,969